OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements
Balance at the beginning of the year	$ 62,452,526	$ 65,624,166
Additional provisions	121,003	46,657
Increases (decrease) in existing provisions	(13,085,051)	(4,998,530)
Payments	21,506,141	6,139,963
Reversal of unused provision	(2,511,589)	(2,157,152)
Increase (decrease) due to foreign exchange differences	624,520	(2,202,578)
Balance at the end of the year	$ 69,107,550	$ 62,452,526